As filed with the Securities and Exchange Commission on March 31, 2015
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21421
NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)
Registrant's telephone number, including area code: (212) 476-8800
Robert Conti, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
c/o Neuberger Berman Management LLC
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)
Date of fiscal year end: October 31
Date of reporting period: January 31, 2015
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Schedule of Investments Real Estate Securities Income Fund Inc.
(Unaudited) 01/31/15

NUMBER OF SHARES		VALUE	($)†

Common Stocks (87.8%)

Apartments (4.6%)
44,500	AvalonBay Communities, Inc.	7,698,055	ØØ
117,501	Mid-America Apartment Communities, Inc.	9,320,179	ØØ
		17,018,234
Commercial Financing (7.8%)
305,223	Apollo Commercial Real Estate Finance, Inc.	5,045,336	ØØ
327,500	Blackstone Mortgage Trust, Inc. Class A	9,563,000	ØØ
583,100	Starwood Property Trust, Inc.	13,953,583	ØØ
		28,561,919
Diversified (8.3%)
163,300	Corrections Corporation of America	6,420,956	ØØ
129,932	Digital Realty Trust, Inc.	9,477,240	ØØ
145,765	EPR Properties	9,483,471	ØØ
263,600	NorthStar Realty Finance Corp.	4,984,676
		30,366,343
Freestanding (1.4%)
121,000	National Retail Properties, Inc.	5,183,640	ØØ

Health Care (16.9%)
248,600	HCP, Inc.	11,756,294	ØØ
131,600	Health Care REIT, Inc.	10,784,620	ØØ
396,700	Omega Healthcare Investors, Inc.	17,399,262	ØØ
175,000	Sabra Health Care REIT, Inc.	5,722,500
205,452	Ventas, Inc.	16,397,124	ØØ
		62,059,800
Home Financing (3.1%)
402,524	Altisource Residential Corp.	7,249,457
376,500	Annaly Capital Management, Inc.	3,975,840	ØØ
		11,225,297
Industrial (6.0%)
140,522	EastGroup Properties, Inc.	9,083,342	ØØ
111,604	ProLogis, Inc.	5,037,805	ØØ
306,700	STAG Industrial, Inc.	8,035,540	ØØ
		22,156,687
Lodging/Resorts (5.0%)
282,100	LaSalle Hotel Properties	11,413,766	ØØ
203,800	RLJ Lodging Trust	6,943,466	ØØ
		18,357,232
Manufactured Homes (1.6%)
87,900	Sun Communities, Inc.	5,953,467

Mixed (2.2%)
200,200	Liberty Property Trust	8,068,060	ØØ

Office (5.2%)
46,000	Boston Properties, Inc.	6,384,800	ØØ
168,700	Corporate Office Properties Trust	5,061,000	ØØ
161,480	Highwoods Properties, Inc.	7,589,560	ØØ
		19,035,360
Real Estate Management & Development (3.6%)
553,100	Brookfield Property Partners LP	13,296,524

Regional Malls (7.5%)
282,800	CBL & Associates Properties, Inc.	5,831,336	ØØ
100,278	Macerich Co.	8,624,911	ØØ
38,661	Simon Property Group, Inc.	7,680,394	ØØ
315,987	WP GLIMCHER, Inc.	5,586,650	ØØ
		27,723,291
Self Storage (5.5%)
38,900	Public Storage	7,812,676	ØØ
129,565	Sovran Self Storage, Inc.	12,276,284	ØØ
		20,088,960
Shopping Centers (9.1%)
35,900	Federal Realty Investment Trust	5,161,343	ØØ
199,000	Kimco Realty Corp.	5,502,350	ØØ
95,000	Regency Centers Corp.	6,513,200	ØØ
350,000	Retail Opportunity Investments Corp.	6,184,500	ØØ
425,693	Urstadt Biddle Properties, Inc. Class A	10,003,786	ØØ
		33,365,179
Total Common Stocks (Cost $218,560,052)		322,459,993

Preferred Stocks (44.8%)

Commercial Financing (3.4%)
131,915	iStar Financial, Inc., Ser. E, 7.88%	3,284,683	ØØ
185,000	iStar Financial, Inc., Ser. G, 7.65%	4,541,750	ØØ
185,000	iStar Financial, Inc., Ser. I, 7.50%	4,549,150	ØØ
		12,375,583
Diversified (9.2%)
150,000	American Homes 4 Rent, Ser. B, 5.00%	3,795,000	a
100,000	American Homes 4 Rent, Ser. C, 5.50%	2,514,000	a
275,000	Digital Realty Trust, Inc., Ser. H, 7.38%	7,485,500
302,000	DuPont Fabros Technology, Inc., Ser. A, 7.88%	7,852,000	ØØ
25,000	DuPont Fabros Technology, Inc., Ser. B, 7.63%	657,250
444,484	NorthStar Realty Finance Corp., Ser. B, 8.25%	11,387,680	ØØ
		33,691,430
Industrial (0.8%)
111,900	Terreno Realty Corp., Ser. A, 7.75%	2,950,803	ØØ

Lodging/Resorts (5.8%)
370,000	Ashford Hospitality Trust, Inc., Ser. D, 8.45%	9,516,400	ØØ
185,800	Eagle Hospitality Properties Trust, Inc., Ser. A, 8.25%	186	Ñ*
250,000	Pebblebrook Hotel Trust, Ser. A, 7.88%	6,462,500	ØØ
200,000	Sunstone Hotel Investors, Inc., Ser. D, 8.00%	5,332,000	ØØ
		21,311,086
Manufactured Homes (1.1%)
150,000	Equity Lifestyle Properties, Inc., Ser. C, 6.75%	3,895,500

Office (6.5%)
200,000	Corporate Office Properties Trust, Ser. L, 7.38%	5,380,000	ØØ
6,000	Highwoods Properties, Inc., Ser. A, 8.63%	7,578,750	ØØ
175,000	Kilroy Realty Corp., Ser. H, 6.38%	4,655,000
240,000	SL Green Realty Corp., Ser. I, 6.50%	6,300,000	ØØ
		23,913,750
Regional Malls (7.9%)
398,015	CBL & Associates Properties, Inc., Ser. D, 7.38%	10,268,787	ØØ
165,000	CBL & Associates Properties, Inc., Ser. E, 6.63%	4,339,500
200,000	Taubman Centers, Inc., Ser. J, 6.50%	5,354,000	ØØ
255,816	WP GLIMCHER, Inc., Ser. G, 8.13%	6,459,354	*
100,000	WP GLIMCHER, Inc., Ser. H, 7.50%	2,575,000	*
		28,996,641
Self Storage (2.9%)
400,000	Public Storage, Ser. Y, 6.38%	10,732,000	ØØ

Shopping Centers (7.2%)
150,000	Cedar Realty Trust, Inc., Ser. B, 7.25%	3,930,000	ØØ
250,000	DDR Corp., Ser. K, 6.25%	6,572,500
200,000	Inland Real Estate Corp., Ser. B, 6.95%	5,204,000
171,847	Regency Centers Corp., Ser. 6, 6.63%	4,471,459
99,000	Saul Centers, Inc., Ser. C, 6.88%	2,654,190
140,000	Urstadt Biddle Properties, Inc., Ser. G, 6.75%	3,809,400
		26,641,549
Total Preferred Stocks (Cost $151,229,725)		164,508,342

Short-Term Investments (1.6%)
5,878,738	State Street Institutional Liquid Reserves Fund Premier Class (Cost $5,878,738)	5,878,738

Total Investments (134.2%) (Cost $375,668,515)		492,847,073	##

Liabilities, less cash, receivables and other assets [(27.4%)]		(100,598,627)
Liquidation Value of Mandatory Redeemable Preferred Shares [(6.8%)]		(25,000,000)

Total Net Assets Applicable to Common Shareholders (100.0%)		$367,248,446

See Notes to Schedule of Investments

Notes to Schedule of Investments (Unaudited)

†	In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) are carried at the value that Neuberger Berman Management LLC (“Management”) believes the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Fund’s investments, some of which are discussed below. Significant management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Fund’s investments in equity securities and exchange traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from an independent pricing service based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. The value of the Fund’s investments in certain preferred stock is determined by Management by obtaining valuations from independent pricing services which are based on market information which may include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and reference data, such as market research publications, when available (generally Level 2 inputs).

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).

If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount the Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Fund’s Board of Directors (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, trading in futures or American Depositary Receipts (“ADRs”) and whether the issuer of the security being fair valued has other securities outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The value of the Fund’s investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are translated from the local currency into U.S. dollars using the exchange rate as of the end of regular trading on the New York Stock Exchange (“NYSE”) on business days, usually 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the close of the NYSE, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.

Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.

The following is a summary, categorized by Level, of inputs used to value the Fund’s investments as of January 31, 2015:
Asset Valuation Inputs Investments:	Level 1	Level 2	Level 3	Total

Common Stocks^	$322,459,993	$—	$—	$322,459,993
Preferred Stocks
Office	16,335,000	7,578,750	—	23,913,750
Other Preferred Stocks^	140,594,592	—	—	140,594,592
Total Preferred Stocks	156,929,592	7,578,750	—	164,508,342
Short-Term Investments	—	5,878,738	—	5,878,738
Total Investments	$479,389,585	$13,457,488	$—	$492,847,073

^ The Schedule of Investments provides information on the industry categorization for the portfolio.

As of the period ended January 31, 2015, no securities were transferred from one level (as of October 31, 2014) to another.

##	At January 31, 2015, the cost of investments for U.S. federal income tax purposes was $373,573,178. Gross unrealized appreciation of investments was $130,038,221 and gross unrealized depreciation of investments was $10,764,326 resulting in net unrealized appreciation of $119,273,895 based on cost for U.S. federal income tax purposes.

a Coupon rate is a fixed rate for an initial period, then resets at a specific date and rate.

*	Security did not produce income during the last twelve months.

ØØ All or a portion of this security is pledged in connection with the Fund’s loan payable outstanding.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.
(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Real Estate Securities Income Fund Inc.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ Robert Conti
Robert Conti Chief Executive Officer and President

Date: March 31, 2015
By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date: March 31, 2015